CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 6,154,499	$ 9,599,824
Prepaid expenses and other current assets	3,175,281	2,412,941
Trust bank balances held on behalf of customers	34,309,103	36,987,484
Accounts receivable - margin clients, net of allowance for expected credit losses of $1,153,521 and $2,162,339 in 2019 and 2020, respectively	10,545,377	13,451,583
Accounts receivable - others, net of allowance for expected credit losses of $234,439 and $252,324 in 2019 and 2020, respectively	14,067,201	12,382,170
Short - term investments		1,146,756
Total current assets	68,251,461	75,980,758
Property and equipment, net	3,345,751	4,271,733
Acquired intangible assets, net	63,589	74,477
Equity investments without readily determinable fair value	1,241,398	1,605,459
Equity method investment, net		766,583
Right-of-use assets	2,073,263	3,988,004
Rental deposits	792,702	769,961
Goodwill	108,901	108,416
Guarantee fund deposits	219,270	218,293
Deferred tax assets	1,860,971	1,380,842
Total assets	77,957,306	89,164,526
Current liabilities:
Deferred revenue, current (including deferred revenue, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $8,060,844 and $12,326,306 as of December 31, 2019 and December 31, 2020, respectively)	13,157,404	8,854,985
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $5,068,001 and $7,370,111 as of December 31, 2019 and December 31, 2020, respectively)	16,626,312	14,400,050
Amounts due to customers for the trust bank balances held on their behalf (including amounts due to customers for the trust bank balances held on their behalf of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $2,109,546 and $2,351,030 as of December 31, 2019 and December 31, 2020, respectively)	34,309,103	36,987,484
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $184,720 and $337,787 as of December 31, 2019 and December 31, 2020, respectively)	4,024,179	6,741,181
Lease liabilities, current (including lease liabilities, current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $1,604,241 and $524,780 as of December 31, 2019 and December 31, 2020, respectively)	1,727,228	2,242,757
Income taxes payable (including income taxes payable of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $44,128 and $56,291 as of December 31, 2019 and December 31, 2020, respectively)	86,170	177,151
Total current liabilities	69,930,396	69,403,608
Loan from third party	3,193,610	3,019,863
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2019 and December 31, 2020, respectively)	113,793	151,490
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited nil and nil as of December 31, 2019 and December 31, 2020, respectively)	12,547	14,211
Lease liabilities, non-current (including lease liabilities, non-current of the consolidated variable interest entities without recourse to China Finance Online Co. Limited $741,269 and $235,666 as of December 31, 2019 and December 31, 2020, respectively)	67,910	1,447,328
Total liabilities	73,318,256	74,036,500
Leases and contingencies (Note 21)
China Finance Online Co. Limited shareholders’ equity:
Ordinary shares (122,098,018 and 122,098,018 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	57,006,534	57,006,534
Additional paid-in capital	37,813,172	36,925,874
Accumulated other comprehensive income	6,286,949	6,412,555
Retained deficits	(85,747,246)	(75,189,077)
Total shareholders’ equity attributable to China Finance Online Co. Limited shareholders	15,359,409	25,155,886
Noncontrolling interest	(10,720,359)	(10,027,860)
Total shareholders' equity	4,639,050	15,128,026
Total liabilities and shareholders’ equity	$ 77,957,306	$ 89,164,526